Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Income Statement
Net interest income		£ 4,618	£ 4,378
Net fee and commission income	[1]	3,334	3,489
Net trading income		2,124	2,480
Net investment income		662	512
Other income		52	75
Total income	[2]	10,790	10,934
Credit impairment charges and other provisions		(928)	(571)
Net operating income		9,862	10,363
Staff costs	[1]	(4,264)	(4,277)
Infrastructure, administration and general expenses	[1]	(2,494)	(2,397)
Litigation and conduct		(114)	(2,042)
Operating expenses		(6,872)	(8,716)
Profit on disposal of undertakings and share of results of associates and joint ventures		24	12
Profit before tax		3,014	1,659
Tax charge	[1],[3]	(545)	(644)
Profit after tax		2,469	1,015	[4]
Attributable to:
Equity holders of the parent	[3],[5]	2,072	561
Other equity instrument holders		363	346
Total equity holders of the parent		2,435	907
Non-controlling interests	[1]	34	108
Profit after tax		£ 2,469	£ 1,015	[4]
Earnings per share
Basic earnings per ordinary share	[1],[5]	£ 0.121	£ 0.033
Diluted earnings per ordinary share	[1],[5]	£ 0.119	£ 0.032

[1]	For notes to the Financial Statements see pages 55 to 83
[2]	The geographic region is based on counterparty location.
[3]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT 1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings . Comparatives have been restated, reducin g the tax charge for H118 by £ 93 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1, B asis of preparation on pages 55 to 56

[4]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for H118 by £ 93 m. This change does not impact earnings per share o r return on average tangible shareholders’ equity. Further detail can be found in Note 1, Basis of preparation on pages 55 to 56

[5]

1 From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings . Comparatives have been restated, increasing the profit after tax for H118 by £ 93 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1, Basis of preparation on pages 55 to 56